Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ 3,863	$ (124,631)
Fuel and natural gas in storage	46,368	(21,140)
Supplies and consumables inventory	(48,539)	(24,088)
Income taxes recoverable	(2,889)	549
Prepaid expenses	(13,218)	(4,269)
Accounts payable	23,847	24,395
Accrued liabilities	(488)	127,076
Current income tax liability	1,096	(2,741)
Asset retirements and environmental obligations	(1,015)	(22,342)
Net regulatory assets and liabilities	(95,361)	(174,427)
Changes in non-cash operating items	$ (86,336)	$ (221,618)